Loans Outstanding by Domicile and Industry of Borrower (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 69,945,464	[1]	¥ 66,078,573	[1]
Less: Unearned income and deferred loan fees-net	111,981		89,511
Loans outstanding	69,833,483		65,989,062
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	54,580,313		53,976,719
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	8,078,871		7,586,608
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,477,853		7,270,414
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,972,011		3,981,279
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,355,974		5,295,142
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,147,106		3,200,570
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,142,998		3,501,266
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	6,907,426		6,911,725
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,521,994	[2]	4,318,959	[2]
Domestic | Mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,234,561		11,191,410
Domestic | Other individual loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	741,519		719,346
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	15,365,151		12,101,854
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,088,651		3,343,181
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	595,911		521,988
Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	10,481,071		8,146,215
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 199,518	[2]	¥ 90,470	[2]

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.